Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Explanation of Revenue in the Consolidated Statement of operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 25,432,727	₩ 24,712,128	₩ 23,895,631
Revenue from other sources	206,128	185,877	203,763
Other income (Note 27)	595,351	307,654	341,253
Operating revenue	₩ 26,234,206	₩ 25,205,659	₩ 24,440,647